Investment Strategy - ALPHA BLUE CAPITAL US SMALL-MID CAP DYNAMIC ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in a blend of domestic equity securities of small- and mid- capitalization companies and ETFs that provide broad exposure to domestic equity securities of small- and mid- capitalization companies. As it relates to the Fund’s investments, a domestic equity security means common equity securities of companies domiciled and having their principal place of business in the U.S. and are traded on a major U.S. stock exchange and shares of ETFs that invest primarily in domestic equity securities. The Fund considers small- and mid- capitalization companies to be those with market capitalization, at the time of purchase, ranging from approximately $500 million to the largest stock by market cap of the CRSP US Mid Cap Index ($132 billion on November 30, 2025). As part of the Fund’s investment strategy, the sub-adviser, Alpha Blue Capital Management, LP (the “Sub-Adviser”), will seek to outperform the Bloomberg US 2500 Index by 1% to 3% annualized over a full market cycle (i.e., the period of time that includes both an up and down market).
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in a blend of domestic equity securities of small- and mid- capitalization companies and ETFs that provide broad exposure to domestic equity securities of small- and mid- capitalization companies. A company whose capitalization is no longer within the market capitalization range of small- or mid-capitalization companies (as defined herein) after the purchase of its shares by the Fund will continue to be considered a small- or mid-capitalization company for purposes of the 80% policy. The Fund may, at times, have exposure to foreign companies (including companies operating in emerging markets) through its investments in other ETFs or by investing directly in the company’s stock or through investments in American Depositary Receipts (“ADRs”). ADRs are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities issued by a non-U.S. entity that has/have been deposited with a U.S. financial institution (i.e., bank or trust depository). In addition, the Fund may invest in exchange-traded business development companies (“BDCs”), real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). These investments are designed to provide asset diversification, non-correlation to equity markets, income, and potential for capital appreciation. BDC investments are designed to provide the Fund with exposure to venture capital backed companies across various industries and stages of development. REIT investments are designed to provide the Fund with income and growth opportunities and/or act as a possible hedge to inflation. While the Fund’s investments in MLPs may provide further asset diversification and income.
The Fund’s portfolio will typically consist of two integrated investment sleeves. The first sleeve will consist of the common stock of small-capitalization and mid-capitalization companies, generally representing greater than 50% of the Fund’s portfolio. While the second sleeve will consist of broadly diversified ETFs that invest primarily in small and/or mid capitalization companies, generally representing less than 50% of the Fund’s portfolio. The Fund expects to invest in 50 to 150 individual companies common stock as it relates to sleeve one and 0-6 ETFs as it relates to sleeve two. It is anticipated that the Fund will invest across a range of industries, but it is possible at times that certain sectors may be overweight compared to others because the Sub-Adviser seeks the best investment opportunities regardless of sector. The Fund’s portfolio allocation process is designed to be dynamic and opportunistic which means the Sub-Adviser will actively adjust the Fund’s portfolio allocations based on its “active equity investment philosophy” and its disciplined risk management process, each described below.
The Sub-Adviser selects investments for the Fund’s common stock sleeve based on its “active equity investment philosophy” and the related 4-levels of bottom-up stock selection. The Sub-Adviser’s “active equity investment philosophy” was founded on the following principles: 1) value equity investing spanning growth and quality at a reasonable price; 2) fundamental bottom-up security selection; 3) consistent and prudent risk taking; and 4) disciplined risk management and diversification. Guided by those four principles, the Sub-Adviser applies its 4-levels of bottom-up stock selection to the Fund’s small- and mid- cap investment universe. Level 1 is the assessment of a company’s valuation. This process will primarily focus on traditional valuation measures (e.g., revenue growth, earnings and cash flow growth, book value and asset growth and return on equity), enterprise value (i.e., a company’s total value, including its equity and debt), peer and market comparisons, intrinsic valuation, and margin of safety. When analyzing a company based on these valuation measures the Sub-Adviser typically considers a company’s prior 1-3 years of operations and its 1-2 years’ forward operating and financial expectations. Level 2 will consider a company’s fundamentals, seeking those companies that have a strategic/competitive advantage (e.g., ability to produce goods or services more cheaply or at a high quality, uniqueness and overall quality of product or service, exclusive licenses, or patents), profitability, growth, financial and balance sheet strength. Level 3 will focus on a company’s business momentum, seeking those companies that have demonstrated the ability to grow revenues, improving operating performance while meeting or exceeding company expectations over the prior 1-3 years of operations, as well as year over year and/or sequentially quarterly. Level 4 involves the Sub-Adviser assigning a target price to the company. A company’s target price represents the Sub-Adviser’s estimate of the company’s value. The company’s target price will be based on the results of the Sub-Adviser’s Level 1 – Level 3 assessment of a company. The target price will be compared to current market price, and companies demonstrating attractive upside (i.e., undervalued) may be purchased by the Fund. Target prices may fluctuate quarterly and/or annually.
The Sub-Adviser’s investment selection criteria for its ETF sleeve includes a review of the ETFs structure, underlying index, relative performance among its peer group, total operating expense ratio, portfolio turnover, investment objective and investment restrictions and limitations. The Sub-Adviser will typically invest in ETFs that have strong performance records relative to peers, have lower operating expenses, lower portfolio turnover, below average capital gains distributions and a demonstrated expertise (i.e., consistent, long-term performance record consistent with an ETF’s investment objective) and focus as it relates to investing in small- and/or mid- capitalization companies. The ETFs selected for investment are expected to operate as diversified investment companies which means the underlying ETFs are expected to maintain broad exposure to small- and mid- capitalization companies. The Sub-Adviser will review its portfolio allocations at least monthly for the Fund and will adjust such allocations based on the results of its investment screening process.
The Sub-Adviser believes disciplined risk management is a crucial part of the investment process. As part of its risk management, the Sub-Adviser analyzes each holding as it relates to the following six key types of risk: Business Risk – threats or operational factors that will prevent a company from achieving its financial goals; Financial Risk – not being able to meet financial obligations including credit risk and loss of profits; Valuation Risk – uncertainty of the value of an investment both in variability and magnitude; Earnings Risk – uncertainty of earning expectations being met both in variability and magnitude; Liquidity Risk – how easily a security can be bought or sold in the market and converted to cash; and Volatility Risk – change and volatility of the price of a security as a result of a change in an investment and/or risk factor. If one or more of these key risk factors are identified as being too high for a portfolio holding, the Sub-Adviser may elect to sell, or trim the holding. These risk factors are guides used by the Sub-Adviser in forming its opinion on the merits of an investment, not absolute sell or trim signals.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in a blend of domestic equity securities of small- and mid- capitalization companies and ETFs that provide broad exposure to domestic equity securities of small- and mid- capitalization companies.